Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Event
In connection with the February 2012 equity financing described in Note 2, in August 2013, 150,000 warrants were exercised at a price of $0.70 per share resulting in proceeds to the Company of $105,000. The remaining balance of warrants outstanding as of the date of this Report was of 3,057,500. We cannot predict the timing or amount of cash proceeds we may receive from exercise, if at all, of any of the other outstanding warrants.